Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 3,174,036	¥ 3,015,940
Available-for-sale debt securities, Allowance for credit losses	(670)	(634)	¥ (144)
Available-for-sale debt securities, Gross unrealized gains	25,470	41,989
Available-for-sale debt securities, Gross unrealized losses	(591,199)	(391,817)
Available-for-sale debt securities, Fair value	2,607,637	2,665,478
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,520,672	1,299,025
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	1,325	11,526
Available-for-sale debt securities, Gross unrealized losses	(429,471)	(275,637)
Available-for-sale debt securities, Fair value	1,092,526	1,034,914
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	439,565	425,426
Available-for-sale debt securities, Allowance for credit losses	(245)	(248)
Available-for-sale debt securities, Gross unrealized gains	2,408	2,623
Available-for-sale debt securities, Gross unrealized losses	(34,898)	(26,336)
Available-for-sale debt securities, Fair value	406,830	401,465
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	906,297	905,706
Available-for-sale debt securities, Allowance for credit losses	(34)	0
Available-for-sale debt securities, Gross unrealized gains	15,246	21,415
Available-for-sale debt securities, Gross unrealized losses	(118,964)	(82,542)
Available-for-sale debt securities, Fair value	802,545	844,579
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	106,578	88,586
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	1,053	929
Available-for-sale debt securities, Gross unrealized losses	(880)	(1,775)
Available-for-sale debt securities, Fair value	106,751	87,740
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	200,924	297,197
Available-for-sale debt securities, Allowance for credit losses	(391)	(386)
Available-for-sale debt securities, Gross unrealized gains	5,438	5,496
Available-for-sale debt securities, Gross unrealized losses	(6,986)	(5,527)
Available-for-sale debt securities, Fair value	¥ 198,985	¥ 296,780